S000049700 [Member] Investment Objectives and Goals - Bridge Builder International Equity Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Bridge Builder International Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Bridge Builder International Equity Fund (the “Fund” or the “International Equity Fund”) is to provide capital appreciation.